Segment and geographic information - Depreciation and Capital Expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 126,853	$ 123,218	$ 105,800
Property and equipment expenditures	86,311	265,235	197,041
Brazil
Segment Reporting Information [Line Items]
Property and equipment expenditures	39,127	146,322	100,926
Caribbean division
Segment Reporting Information [Line Items]
Property and equipment expenditures	9,582	15,934	18,640
NOLAD
Segment Reporting Information [Line Items]
Property and equipment expenditures	9,627	32,662	24,145
SLAD
Segment Reporting Information [Line Items]
Property and equipment expenditures	27,975	70,280	53,300
Corporate and Others
Segment Reporting Information [Line Items]
Depreciation and amortization	5,288	4,894	5,696
Property and equipment expenditures	0	37	30
Purchase Price Allocation
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 1,172	$ 5,759	$ 15,485